Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FREESEAS INC.
Entity Central Index Key	0001325159
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	free
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012